Stockholders' Deficit - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (10K)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield
Expected term (in years)	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	184.00%	184.00%
Risk-free interest rate	1.39%	1.65%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	204.00%	188.00%
Risk-free interest rate	1.74%	1.74%